SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Text Block]
NOTE 17                              SUBSEQUENT EVENTS

Subsequent to March 31, 2013, the Company issued 3,488,305 shares of common stock previously registered with the SEC for issuance to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, as amended, in consideration of $128,000.

Subsequent to March 31, 2013 and pursuant to two partial conversion notices received, the Company issued an aggregate of 1,574,286 shares of common stock of the Company to satisfy $34,713 of the principal and interest due on a Promissory Note ("the Note") dated July 11, 2012 with JMJ Financial, ("JMJ").

NOTE 18          SUBSEQUENT EVENTS

Subsequent to December 31, 2012, the Company issued 1,864,357 shares of common stock previously registered with the SEC for issuance to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, as amended, in consideration of $59,000.

Subsequent to December 31, 2012 and pursuant to four partial conversion notices received, the Company issued an aggregate of 3,500,000 shares of common stock of the Company to satisfy $80,787 of the principal and interest due on a Promissory Note ("the Note") dated July 11, 2012 with JMJ Financial, ("JMJ").  As of the date of this report, the remaining amount outstanding on the Note, including accrued interest and Original Issue Discount, is $107,288.  500,000 shares issued were valued at $0.028 per share, 1,000,000 shares issued were valued at $0.02205 per share, 1,100,100 shares were valued at $0.02177 per share, and 900,000 shares were valued at $0.0231 per share, which in each instance pursuant to the terms of the Note was equal to 70% of the average of the two lowest closing prices of our common stock in the 25 trading days immediately preceding the conversion dates.